UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

          Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

    6/30

Date of reporting period:  09/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012
Shares		Value
	COMMON STOCKS - 71.8%
	AEROSPACE/DEFENSE - 1.0%
3,400	Lockheed Martin Corp.	$ 317,492

	AUTO MANUFACTURERS - 1.9%
65,300	Ford Motor Co.	643,858

	BANKS - 10.2%
78,900	Banco Santander SA	588,594
120,400	Bank of America Corp.	1,063,132
25,900	Credit Suisse Group AG	547,785
10,500	Fifth Third Bancorp	162,855
16,600	JPMorgan Chase & Co.	671,968
9,500	Wells Fargo & Co.	328,035
		3,362,369
	BEVERAGES - 2.9%
8,000	The Coca-Cola Co.	303,440
7,300	Molson Coors Brewing Co.	328,865
4,400	PepsiCo., Inc.	311,388
		943,693
	CHEMICALS - 0.9%
14,000	Olin Corp.	304,220

	COMMERCIAL SERVICES - 0.5%
350	Mastercard, Inc. - Cl. A	158,018

	COMPUTERS - 6.0%
3,000	Apple, Inc. *	2,001,780

	COSMETICS/PERSONAL CARE - 1.0%
4,900	The Proctor & Gamble Co.	339,864

	DIVERSIFIED FINANCIAL SERVICES - 2.4%
56,000	BGC Partners, Inc. - Cl. A	274,400
3,750	Visa, Inc. - Cl. A	503,550
		777,950
	FOOD - 0.5%
4,600	Unilever NV	163,208

	HOME BUILDERS - 1.1%
24,400	PulteGroup, Inc.	378,200

	HOUSEHOLD PRODUCTS/WARES - 0.9%
4,200	The Clorox Co.	302,610

	INTERNET - 5.4%
2,800	Amazon.com, Inc. *	712,096
15,500	Facebook, Inc. - Cl. A *	335,575
1,000	Google, Inc. - Cl. A *	754,500
		1,802,171
	IRON/STEEL - 0.9%
20,000	ArcelorMittal	288,800

	MACHINERY-CONSTRUCTION & MINING - 0.5%
1,800	Caterpillar, Inc.	154,872

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012 (Continued)
Shares		Value
	MEDIA - 2.6%
16,700	The Walt Disney Co.	$ 873,076

	MINING - 0.5%
18,000	Alcoa, Inc.	159,300

	MISCELLANEOUS - 3.0%
7,000	3M Co.	646,940
3,600	Siemens AG	360,540
		1,007,480
	OIL & GAS - 7.5%
4,450	Chevron Corp.	518,692
8,400	ConocoPhillips	480,312
5,200	Exxon Mobil Corp.	475,540
12,000	Marathon Petroleum Corp.	655,080
6,800	Total SA	340,680
20,000	United American Petroleum Corp. *	5,000
		2,475,304
	PHARMACEUTICAL - 3.3%
6,600	AstraZeneca PLC	315,876
6,800	Eli Lilly & Co.	322,388
4,200	Johnson & Johnson	289,422
7,000	Pfizer, Inc.	173,950
		1,101,636
	PIPELINES - 0.9%
3,750	Kinder Morgan Energy Partners LP	309,375

	REITS - 3.7%
26,600	American Capital Agency Corp.	920,094
9,000	Annaly Mortgage Management, Inc.	151,560
2,000	Digital Realty Trust, Inc.	139,700
		1,211,354
	RETAIL - 3.4%
5,900	The Home Depot, Inc.	356,183
3,000	McDonald's Corp.	275,250
2,550	Target Corp.	161,848
4,450	Wal-Mart Stores, Inc.	328,410
		1,121,691
	SEMICONDUCTORS - 2.6%
24,000	Intel, Corp.	544,320
5,000	Qualcomm, Inc.	312,450
		856,770
	SOFTWARE - 1.4%
15,000	Microsoft Corp.	446,700

	TELECOMMUNICATIONS - 6.4%
22,300	AT&T, Inc.	840,710
4,000	CenturyLink, Inc.	161,600
22,500	Corning, Inc.	295,875
18,000	Verizon Communications, Inc.	820,260
		2,118,445
	WATER - 0.4%
13,500	Veolia Environnement SA	146,070

	TOTAL COMMON STOCKS - (Cost - $21,076,488)	23,766,306

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012 (Continued)
Shares		Value
	EXCHANGE TRADED FUNDS - 15.7%
	COMMODITY - 3.7%
22,900	iPath Goldman Sachs Crude Oil Total Return Index ETN *	$ 510,899
10,800	iShares Silver Trust	361,584
2,000	SPDR Gold Shares	344,040
		1,216,523
	EQUITY - 12. %
21,000	Financial Select Sector SPDR Fund	327,600
7,700	iShares MSCI Emerging Markets Index Fund	318,164
6,200	iShares MSCI EAFE Index Fund	328,600
12,300	iShares Russell 2000 Index Fund	1,026,558
24,100	Powershares QQQ Trust Series 1	1,652,778
2,300	SPDR S&P 500 ETF Trust	331,039
		3,984,739

	TOTAL EXCHANGE TRADED FUNDS - (Cost $5,013,715)	5,201,262

Principal	BONDS & NOTES - 8.3%
	BANKS - 2.7%
150,000	Ally Financial, Inc., 7.00%, 10/15/12	150,001
250,000	Morgan Stanley, 5.30%, 3/1/13	254,443
500,000	Synovus Financial Corp. , 4.875%, 2/15/13	500,625
		905,069
	COMMERCIAL SERVICES - 1.5%
500,000	Block Financial LLC, 7.875%, 1/15/13	509,085

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
27,000	Sears Roebuck Acceptance Corp., 7.40%, 12/15/12	26,764
65,000	Sears Roebuck Acceptance Corp., 7.50%, 12/15/12	64,431
200,000	Sears Roebuck Acceptance Corp., 7.50%, 1/15/13	197,750
400,000	Springleaf Finance Corp., 5.375%, 10/1/12	400,000
		688,945
	ENERGY-ALTERNATE SOURCES - 0.2%
85,000	LDK Solar Co. Ltd., 4.75%, 4/15/13	52,681

	FOREST PRODUCTS - 0.9%
324,000	Appleton Paper, Inc., 9.75%, 6/15/14	304,204

	RETAIL - 0.9%
300,000	New Albertsons, Inc., 4.25%, 5/1/13	303,750

	TOTAL BONDS & NOTES - (Cost - $2,758,643)	2,763,734

Contracts	PURCHASED CALL OPTIONS - 0.2%
10	Apple, Inc.	54,690
	Expiration January 2013, Exercise Price $650.00
	TOTAL PURCHASED CALL OPTIONS - (Cost - $63,015)

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012 (Continued)
Shares	PREFERRED STOCKS - 1.3%	Value
	BANKS - 0.4%
5,000	Associated Banc-Corp., 8.00%	$ 140,400

	INSURANCE - 0.9%
11,000	Allianz AG - ADR, 8.375%	284,625

	TOTAL PREFERRED STOCKS - (Cost - $411,495)	425,025

	SHORT TERM INVESTMENT- 2.6%
863,962	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.00% **	863,962
	(Cost - $863,962)

	TOTAL INVESTMENTS - 99.9% (Cost - $30,187,318)(a)	$ 33,074,979
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS - 0.1%	41,111
	NET ASSETS - 100.0%	$ 33,116,090

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2012.
ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 3,027,154
	Unrealized depreciation:	(139,493)
	Net unrealized appreciation:	$ 2,887,661

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012 (Continued)

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 23,766,306	$ -	$ -	$ 23,766,306
ETF's	5,201,262	-	-	5,201,262
Bond & Notes	-	2,763,734	-	2,763,734
Options	-	54,690	-	54,690
Preferred Stocks	425,025	-	-	425,025
Money Market Funds	863,962	-	-	863,962
Total	$ 30,256,555	$ 2,818,424	$ -	$ 33,074,979

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012 (Continued)

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/29/2012